UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 624-9527

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Leaders Fund
Portfolio of Investments, September 30, 2011 (unaudited)

	SHARES/ CONTRACTS	MARKET VALUE
COMMON STOCKS — 39.9% ($11,282,010)
Advanced Materials — 1.8% ($494,400)
Corning, Inc.	40,000	$494,400
Communications Equipment — 4.9% ($1,394,450)
Nokia OYJ - SP ADR	50,000	283,000
QUALCOMM, Inc.	15,000	729,450
Telefonaktiebolaget Ericsson LM - SP ADR	40,000	382,000
Computer — 7.4% ($2,096,490)
Apple, Inc. *	5,500	2,096,490
Internet — 2.7% ($771,570)
Google, Inc., Class A *	1,500	771,570
Networking — 2.2% ($619,600)
Cisco Systems, Inc.	40,000	619,600
Other Electronics — 1.2% ($326,000)
LG Display Co., Ltd. - ADR	40,000	326,000
Semiconductor Equipment — 2.3% ($655,900)
Applied Materials, Inc.	30,000	310,500
ASML Holding N.V.	10,000	345,400
Semiconductors — 9.0% ($2,538,200)
Intel Corp.	40,000	853,200
Micron Technology, Inc. *	75,000	378,000
NVIDIA Corp. *	40,000	500,000
SanDisk Corp. *	20,000	807,000
Software — 8.4% ($2,385,400)
Microsoft Corp.	40,000	995,600
Oracle Corp.	20,000	574,800
Symantec Corp. *	50,000	815,000
PURCHASED OPTIONS — 1.9% ($524,500)
Other — 1.9% ($524,500)
Powershare QQQ Trust Series Put Options, Expiring December 2011, Strike Price $55.00	500	250,000
Powershare QQQ Trust Series Put Options, Expiring December 2011, Strike Price $56.00	500	274,500

Total Investments (Cost $11,504,061) — 41.8%		11,806,510
Other assets in excess of liabilities — 58.2%		16,438,246

NET ASSETS — 100.0%		$28,244,756

CONTRACTS	MARKET VALUE
WRITTEN OPTIONS — 0.0% ($9,000)
Other — 0.0% ($9,000)
OpenTable, Inc., Put Option, Expiring October 2011, Strike Price $40.00 (2)	100	$(9,000)

Total Written Options (Proceeds $10,430)		$(9,000)

*	Non-income producing security.
(1)	Other assets in excess of liabilities include $16,515,420 in cash.
(2)	Cash in the amount of $420,000 was segregated with the brokers to serve as collateral for written options and is included in "Other assets in excess of liabilities".
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Technology Opportunities Fund
Portfolio of Investments, September 30, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 80.0% ($70,929,229)
Communications — 3.5% ($3,142,200)
Equinix, Inc.*	20,000	$1,776,600
Rackspace Hosting, Inc.*	40,000	1,365,600
Communications Equipment — 15.9% ($14,114,000)
Ciena Corp.*	120,000	1,344,000
Motorola Mobility Holdings, Inc.*	250,000	9,445,000
Nokia OYJ - SP ADR	250,000	1,415,000
Telefonaktiebolaget Ericsson LM - SP ADR	200,000	1,910,000
Computer — 4.3% ($3,811,800)
Apple, Inc.*	10,000	3,811,800
Electronics Manufacturing Services — 2.6% ($2,337,500)
Fabrinet*	125,000	2,337,500
Internet — 20.7% ($18,304,779)
Akamai Technologies, Inc.*	80,000	1,590,400
Amazon.com, Inc.*	15,000	3,243,450
Baidu, Inc. - SP ADR*	30,000	3,207,300
E-Commerce China Dangdang, Inc. - SP ADR*	111,200	549,328
Giant Interactive Group, Inc. - ADR	120,000	399,600
Mail.ru Group Ltd. - GDR*	60,000	1,755,000
SINA Corp.*	50,000	3,580,500
Tencent Holdings Ltd.	150,000	3,162,801
Yandex NV	40,000	816,400
Networking — 3.8% ($3,346,050)
F5 Networks, Inc.*	25,000	1,776,250
Juniper Networks, Inc.*	10,000	172,600
Riverbed Technology, Inc.*	70,000	1,397,200
Other Electronics — 0.4% ($350,200)
VeriFone Systems, Inc.*	10,000	350,200
Semiconductor Equipment — 8.3% ($7,338,000)
Varian Semiconductor Equipment Associates, Inc.*	120,000	7,338,000
Semiconductors — 12.0% ($10,659,500)
Marvell Technology Group Ltd.*	150,000	2,179,500
Netlogic Microsystems, Inc.*	100,000	4,811,000
NVIDIA Corp.*	150,000	1,875,000
Skyworks Solutions, Inc.*	100,000	1,794,000
Services — 1.6% ($1,380,300)
OpenTable, Inc.*	30,000	1,380,300
Software — 6.9% ($6,144,900)
Microsoft Corp.	150,000	3,733,500
VMware, Inc., Class A*	30,000	2,411,400

EXCHANGE-TRADED NOTE — 3.6% ($3,202,200)
Other — 3.6% ($3,202,200)
iPath S&P 500 VIX Short-Term Futures ETN*	60,000	3,202,200
PURCHASED OPTIONS — 0.2% ($134,800)
Other — 0.2% ($134,800)
SPDR S&P 500 ETF Trust Put Option, Expiring March 2012, Strike Price $120.00	100	134,800
Total Investments (Cost $76,562,995) — 83.8%		74,266,229
Other assets in excess of liabilities — 16.2%		14,389,175

NET ASSETS — 100.0%		$88,655,404

*	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Alternative Energy Fund
Portfolio of Investments, September 30, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 79.6% ($3,199,669)
Advanced Materials — 7.4% ($297,529)
Corning, Inc.	9,460	$116,926
MEMC Electronic Materials, Inc.*	9,130	47,841
Metabolix, Inc.*	4,700	20,586
Praxair, Inc.	1,200	112,176
Basic Materials — 1.1% ($44,850)
Metalico, Inc.*	11,500	44,850
Battery — 2.6% ($103,544)
A123 Systems, Inc.*	30,100	103,544
Building Automation — 1.4% ($58,014)
Johnson Controls, Inc.	2,200	58,014
Energy Efficiency — 9.2% ($369,561)
Echelon Corp.*	19,500	136,695
Honeywell International, Inc.	3,580	157,198
Itron, Inc.*	2,565	75,668
Environmental Services — 3.6% ($143,914)
ADA-ES, Inc.*	9,400	143,914
Industrials — 2.3% ($92,612)
3M Co.	800	57,432
United Technologies Corp.	500	35,180
Intellectual Property — 0.8% ($33,941)
Silicon Genesis Corp., Common (1)*	181,407	33,941
Other Electronics — 5.3% ($211,503)
Intevac, Inc.*	17,800	124,422
Koninklijke (Royal) Philips Electronics N.V.	4,854	87,081
Power Conversion/supply Equipment — 1.8% ($70,650)
Power-One, Inc.*	15,700	70,650
Renewable Energy — 39.7% ($1,596,044)
Amtech Systems, Inc.*	6,600	52,800
DayStar Technologies, Inc.*	112	22
FuelCell Energy, Inc.*	5,000	4,200
Gamesa Corp. Tecnologica S.A.	7,059	31,993
GT Advanced Technologies, Inc.*	31,900	223,938
Hanwha SolarOne Co., Ltd. - ADR*	50,400	121,464
Iberdrola S.A.	16,421	111,562
JA Solar Holdings Co., Ltd. - ADR*	65,000	115,700
JinkoSolar Holding Co., Ltd. - ADR*	8,000	38,880
Meyer Burger Technology AG*	10,000	258,164
Motech Industries, Inc.	58,069	94,129
Orion Energy Systems, Inc.*	14,000	37,100
Sharp Corp.	11,000	93,556
SunPower Corp., Class B*	15,931	117,093
Trina Solar Ltd. - ADR*	14,600	88,768
ULVAC, Inc.*	2,700	36,511
Vestas Wind Systems A.S.*	6,000	97,560
WaterFurnace Renewable Energy, Inc.	600	10,604
Yingli Green Energy Holding Co. - ADR*	20,000	62,000
Semiconductors — 4.4% ($177,507)
Power Integrations, Inc.	5,799	177,507
PREFERRED STOCK — 0.2% ($6,375)
Intellectual Property — 0.1% ($1,747)
Silicon Genesis Corp., Series 1-C (1)*	152	199
Silicon Genesis Corp., Series 1-E (1)*	3,000	1,548
Renewable Energy — 0.1% ($4,628)
SoloPower, Series C-1 (1)*	21,425	4,628
Total Investments (Cost $5,706,357) — 79.8%		3,206,044
Other assets in excess of liabilities — 20.2%		812,875

NET ASSETS — 100.0%		$4,018,919

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt

See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as September 30, 2011.

	Firsthand Technology Leaders Fund	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$2,584,198	$6,138,557	$383,017
Gross unrealized depreciation	(2,281,749)	(8,435,323)	(2,883,330)
Net unrealized appreciation (depreciation)	$302,449	$(2,296,766)	$(2,500,313)
Federal income tax cost, investments	$11,504,061	$76,562,995	$5,706,357
Federal income tax cost, written options	$10,430	$—	$—
Federal income tax cost	$11,514,491	$76,562,995	$5,706,357

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives, and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended September 30, 2011, were as follows:

	Firsthand Technology Leaders Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,758	$543,940
Options written during period	100	10,430
Options expired during period	(1,379)	(147,583)
Options closed during period	(462)	(35,102)
Options exercised during period	(1,917)	(361,255)
Options outstanding, end of period	100	$10,430

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2011 (unaudited)

	Firsthand Technology Opportunities Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	588	$93,118
Options written during period	3,090	677,192
Options expired during period	(588)	(93,118)
Options closed during period	(3,090)	(677,192)
Options exercised during period	—	—
Options outstanding, end of period	—	—

The following is a summary of the Funds' derivative instruments (not accounted for as hedging investments), categorized by primary risk exposure as of September 30, 2011:

	Asset Derivatives Value

Fund	Total Value at September 30, 2011	Equity Contracts
Firsthand Technology Leaders Fund	$524,500	$524,500
Firsthand Technology Opportunities Fund	134,800	134,800
Total	$659,300	$659,300

	Liability Derivatives Value

Fund	Total Value at September 30, 2011	Equity Contracts
Firsthand Technology Leaders Fund	$(9,000)	$(9,000)
Firsthand Technology Opportunities Fund	—	—
Total	$(9,000)	$(9,000)

The average volume of each Fund’s derivatives during the period ended September 30, 2011 is as follows:

	Purchased Options (Contracts)	Written Options (Contracts)
Firsthand Technology Leaders Fund	2,587	965
Firsthand Technology Opportunities Fund	1,995	445

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2011 (unaudited)

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

As of September 30, 2011, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2011, the Funds were invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$20,554	0.5%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	13,387	0.3%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	199	0.0%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	1,548	0.0%
SoloPower, Series C-1 P/S	September 23, 2008	21,425	21,425	4,628	0.1%
			$79,074	$40,316	0.9%

P/S Preferred Stock

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2011 (unaudited)

Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2011 (unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2011:

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TLFQX
Common Stocks
Advanced Materials	$494,400	$—	$—
Communications Equipment	1,394,450	—	—
Computer	2,096,490	—	—
Internet	771,570	—	—
Networking	619,600	—	—
Other Electronics	326,000	—	—
Semiconductor Equipment	655,900	—	—
Semiconductors	2,538,200	—	—
Software	2,385,400	—	—
Total Common Stock	11,282,010	—	—
Asset Derivatives **
Equity Contracts	—	524,500	—
Total	$11,282,010	$524,500	$—
Liability Derivatives **
Equity Contracts	$—	$(9,000)	$—

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TEFQX
Common Stocks
Communications	$3,142,200	—	—
Communications Equipment	14,114,000	—	—
Computer	3,811,800	—	—
Electronics Manufacturing Services	2,337,500	—	—
Internet	18,304,779	—	—
Networking	3,346,050	—	—
Other Electronics	350,200	—	—
Semiconductors Equipment	7,338,000	—	—
Semiconductors	10,659,500	—	—
Services	1,380,300	—	—
Software	6,144,900	—	—
Total Common Stock	70,929,229	—	—
Exchange – Traded Note	3,202,200	—	—
Asset Derivatives **
Equity Contracts	—	134,800	—
Total	$74,131,429	$134,800	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2011 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ALTEX
Common Stocks
Advanced Materials	$297,529	$—	$—
Basic Materials	44,850	—	—
Battery	103,544	—	—
Building Automation	58,014	—	—
Energy Efficiency	369,561	—	—
Environmental Services	143,914	—	—
Industrials	92,612	—	—
Intellectual Property	—	—	33,941
Other Electronics	211,503	—	—
Power Conversion/Supply Equipment	70,650	—	—
Renewable Energy	1,064,258	531,786	—
Semiconductors	177,507	—	—
Total Common Stocks	2,633,942	531,786	33,941
Preferred Stocks
Intellectual Property	—	—	1,747
Renewable Energy	—	—	4,628
Total Preferred Stocks	—	—	6,375
Total	$2,633,942	$531,786	$40,316

*	TLFQX: Firsthand Technology Leaders Fund;
TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund
**	Asset derivatives include warrants and purchased options. Liability derivatives include written options.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

FIRSTHAND ALTERNATIVE ENERGY FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/10	GROSS PURCHASES	GROSS SALES	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 09/30/11
Common Stocks
Intellectual Property	$1,814	$—	$—	$—	$32,127	$—	$33,941
Preferred Stocks
Intellectual Property	952	—	—	—	795	—	1,747
Renewable Energy	25,924	—	—	—	(21,296)	—	4,628
Total	$28,690	$—	$—	$—	$11,626	$—	$40,316

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of September 30, 2011, for Firsthand Alternative Energy Fund was $11,626.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 16, 2011

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer
(principal financial officer)

Date	November 16, 2011

* Print the name and title of each signing officer under his or her signature.